Employee benefits - Change in defined benefit obligation (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [abstract]
Defined benefit obligation at January 1	SFr 1,962,970
Service costs	90,162	SFr 348,172	SFr 319,173
Interest cost	14,541	12,994	14,922
Defined benefit obligation at December 31	648,287	1,962,970
Present value of funded defined benefit obligation
Disclosure of net defined benefit liability (asset) [abstract]
Defined benefit obligation at January 1	7,999,617	7,122,841
Service costs	90,162	348,172
Plan participants' contribution	144,287	236,074
Interest cost	50,845	50,494
Actuarial losses	(1,911,382)	60,781
Transfer-out amounts	(3,367,834)	(440,950)
Transfer-in amounts of new employees	79,930	622,205
Defined benefit obligation at December 31	SFr 3,085,625	SFr 7,999,617	SFr 7,122,841